Revenues by Product Lines (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Total revenues	$ 2,166.8	$ 2,064.9	$ 1,994.8
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues	480.5	472.4	455.9
Other
Revenue from External Customer [Line Items]
Total revenues	33.4	41.2	54.9
Products and licenses
Revenue from External Customer [Line Items]
Total revenues	513.9	513.6	510.8
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues	755.2	671.1	610.3
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues	$ 897.7	$ 880.2	$ 873.7